DEBT (Tables)	12 Months Ended
Jun. 29, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following (in thousands):

	2016	2015
Revolving credit facility	$530,250	$383,750
3.88% notes	299,796	299,766
2.60% notes	249,934	249,899
Capital lease obligations (see Note 9)	37,532	40,849
	1,117,512	974,264
Less current installments	(3,563)	(3,439)
	$1,113,949	$970,825

Long-Term Debt Maturities Excluding Capital Lease Obligations
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 29, 2016 and thereafter are as follows (in thousands):

Fiscal Year	Long-Term Debt
2017	$0
2018	249,934
2019	0
2020	530,250
2021	0
Thereafter	299,796
$1,079,980